RECEIVABLES (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Financing receivable, recorded investment
Gross receivables	$ 11,185,137	$ 9,493,222	$ 9,704,243	$ 8,745,943
Wholesale
Financing receivable, recorded investment
Gross receivables	3,907,828	2,972,116	3,388,203	2,757,048
Wholesale | Grade A
Financing receivable, recorded investment
Gross receivables	2,378,678	1,662,920		1,333,589
Wholesale | Grade B
Financing receivable, recorded investment
Gross receivables	1,117,692	897,914		829,490
Wholesale | Grade C
Financing receivable, recorded investment
Gross receivables	270,211	287,793		415,262
Wholesale | Grade D
Financing receivable, recorded investment
Gross receivables	141,247	123,489		178,707
Retail
Financing receivable, recorded investment
Gross receivables	6,963,049	6,258,289	5,989,675	5,708,497
Retail | Titanium
Financing receivable, recorded investment
Gross receivables	3,715,869	3,195,785		2,551,419
Retail | Platinum
Financing receivable, recorded investment
Gross receivables	1,956,881	1,837,604		1,780,518
Retail | Gold
Financing receivable, recorded investment
Gross receivables	1,084,300	999,950		1,039,255
Retail | Silver
Financing receivable, recorded investment
Gross receivables	186,932	197,108		269,422
Retail | Bronze
Financing receivable, recorded investment
Gross receivables	$ 19,067	$ 27,842		$ 67,883